Investment in joint ventures (Details)	Dec. 31, 2016 USD ($)	Dec. 26, 2016 item	Nov. 03, 2016 item	Jan. 11, 2016 item	Dec. 31, 2015 USD ($)	May 27, 2015	Mar. 19, 2014 item	Oct. 21, 2013
Schedule of Equity Method Investments [Line Items]
Equity method goodwill not amortized | $	$ 0				$ 3,982,603
Shaanxi Zhongmao Economy Development Co., Ltd. (“Shaanxi Zhongmao”) [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage								51.00%
Huayi Xincheng [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage							40.00%
Number of independent shareholders who established a joint venture							4
Beijing Starry Sky Cinema [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage						51.00%
Shenzhen Zhong An [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage				25.00%
Number of entities which established a joint venture				2
Zhengzhou Xinci Health Service Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			60.00%
Number of entities which established a joint venture			2
Wuhan Qiaoxin Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		49.00%
Number of entities which established a joint venture		1